One Bush Street Suite 1600 San Francisco, CA 94104-4446 +1 415 262 4500 Main +1 415 262 4555 Fax www.dechert.com
MARK PERLOW mark.perlow@dechert.com +1 415 262 4530 Direct +1 415 262 4555 Fax

December 19, 2017

VIA EDGAR

Division of Investment Management

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attn: Marianne Dobelbower

Re:	Causeway ETMF Trust (File Nos. 333-220536 and 811-23294) (the “Registrant”)

Dear Ms. Dobelbower:

This letter responds to comments of the U.S. Securities and Exchange Commission (“SEC”) staff on Registrant’s initial registration statement filed on Form N-1A (“Registration Statement”) under the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), which was filed by Registrant to register common shares of Causeway International Value NextShares (“Causeway International NextShares”) and Causeway Global Value NextShares (“Causeway Global NextShares”) (each a “Fund” and collectively the “Funds”). The SEC staff’s comments were provided by you to Mark D. Perlow of Dechert LLP in a letter dated October 20, 2017.

Throughout this letter, capitalized terms have the same meaning as in the Registration Statement, unless otherwise noted. A summary of the SEC staff’s comments, followed by the responses of the Registrant, is set forth below:

General:

1.	Comment: We note that portions of the Registration Statement are incomplete. We may have additional comments on such portions when you complete them in a pre-effective amendment, on disclosures made in response to this letter, on information supplied supplementally, or on exhibits added in any pre-effective amendments.

Response: The Registrant acknowledges the SEC staff’s comment and understands that the staff may have additional comments on the Registrant’s subsequent pre-effective amendments.

2.	Comment: Please state in your response letter whether FINRA will or has reviewed the proposed underwriting terms and arrangements of the transactions involved in the Registration Statement.

Response: We believe the SEC staff’s comment is referring to the requirements of FINRA Rule 5110, Corporate Financing Rule – Underwriting Terms and Arrangements. Paragraph b(8)(c) of Rule 5110 states that offerings of securities of open-end investment companies, such as the Registrant, are exempt from the Rule (unlike offerings of certain closed-end investment companies). Therefore, the Registrant is not seeking FINRA review and approval of the proposed terms, compensation and other considerations of any underwriting arrangements contained in the Registration Statement.

Causeway International NextShares Summary Prospectus:

Fee Table – Page 3

3.	Comment: Please confirm supplementally that, in accordance with Instruction 3(f) to Item 3 of Form N-1A, if acquired fund fees and expenses (“AFFE”) will exceed 0.01% of the average net assets of the Fund, the Fund will include a line item in the Fee Table for AFFE.

Response: The Registrant confirms that, in accordance with Instruction 3(f) to Item 3 of Form N-1A, if AFFE is estimated to exceed 0.01% per annum of the average net assets of the Fund, the Fund will include a line item in the Fee Table for AFFE. Registrant notes that AFFE for each Fund is estimated to be less than 0.01% per annum, and thus line items have not been added to the Fee Table for either Fund.

4.	Comment: Will the Adviser have the ability to recoup fees waived or expenses reimbursed under the agreement referenced in footnote 2 to the fee table? If so, please disclose in the footnote the existence and material terms of the agreement. Also, please include the Expense Limitation Agreement as an exhibit to the Registration Statement.

Response: The Registrant confirms that the Adviser will not have the ability to recoup waived fees or reimbursed expenses under the Expense Limit Agreement. In addition, the Registrant confirms that the Expense Limit Agreement will be filed as an exhibit to the Registration Statement in a subsequent pre-effective amendment.

Purchase and Sale of Fund Shares – Page 8

5.	Comment: Confirm settlement will occur on a T plus three basis. If not, revise.

Response: The Registrant has revised the relevant disclosure in the Registration Statement to reflect that settlement will occur on a T plus two days basis.

Causeway Global NextShares Summary Prospectus:

6.	Comment: Please apply comments 3 through [5] to the Causeway Global NextShares summary prospectus and update accordingly.

Response: The Registrant confirms that its responses to comments 3 through 5 above also apply to the Causeway Global NextShares summary prospectus.

Investment Risks – Page 23

7.	Comment: We note that there are a number of investments and investment strategies listed in the “Principal Risks of Investing in the Fund” section that are not included in the “Principal Investment Strategies” section. Please review the “Principal Risks of Investing in the Fund” section and include only principal risks. Also, review the “Principal Investment Strategies” section to determine that all principal investment strategies are included. See Item 4 of Form N-1A.

Response: The Registrant has reviewed the “Principal Investment Strategies” and “Principal Risks of Investing in the Fund” sections and has revised such sections to align certain investments. The Registrant respectfully believes that the current disclosure accurately reflects the principal investment strategies of and the principal risks associated with investing in the Fund.

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Should you have any questions or comments, please contact the undersigned at 415.262.4530.

Sincerely,

/s/ Mark D. Perlow
Mark D. Perlow

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